EMPLOYEE BENEFIT PLANS (Details 5) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1		$ 364,424	$ 271,651
Current service cost		37,433	29,190
Interest cost		26,329	18,940
Benefits paid		(38,671)	(39,092)
Unfunded benefit obligation assumed for GAH at December 31, 2017	[1]	340	0
Net actuarial (gain) / loss due to assumption changes and plan experience		16,893	84,247	[2]
Foreign currency translation effect		883	(512)
Defined obligation, unfunded as of December 31		408,245	364,424
CIBPension Plan Premium [Member] | Foreign defined benefit plans [member]
Disclosure of employee benefit plans [Line Items]
First time application effect of IAS 19 to new defined benefit obligation of Renting at December 31, 2017(2)	[3]	$ 614	$ 0

[1]	Former employees have been incorporated again in the Company’s payroll due to the private agreement reached between Comamesa (a Guatemalan subsidiary of GAH) and Serviva(security supplier).
[2]	As a result of the acquisition of control of Grupo Agromercantil Holding in 2015, the Bank assumed the obligations related to the termination indemnity plan of Banco Agromercantil de Guatemala, Consejería, Mantenimiento y Mensajería, Seguros Agromercantil (subsidiaries of Grupo Agromercantil Holding).
[3]	Pursuant to a private agreement reached between Renting and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.